Note 17 - Fair Value of Financial Instruments (Tables)	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	July 31, 2025					October 31, 2024

	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash
Amortized cost	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	460,312	460,312	-	-	460,312	225,254	225,254	-	-	225,254
Securities
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	160,136	160,136	-	-	160,136	299,300	299,300	-	-	299,300
FVTPL	-	-	-	-	-	-	-	-	-	-
Credit assets
Amortized cost	4,778,316	-	-	4,774,117	4,774,117	4,236,116	-	-	4,190,523	4,190,523
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	20	-	20	-	20
Other financial assets
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	953	-	-	953	953	953	-	-	953	953
FVTPL	-	-	-	-	-	-	-	-	-	-

Liabilities
Deposits
Amortized cost	$4,627,410	$-	$-	$4,650,320	$4,650,320	$4,144,673	$-	$-	$4,182,338	$4,182,338
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Subordinated notes payable
Amortized cost	102,148	-	98,639	-	98,639	102,503	-	99,152	-	99,152
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	423	-	423	-	423	-	-	-	-	-
Other financial liabilities
Amortized cost	219,293	-	-	219,293	219,293	191,071	-	-	191,071	191,071
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-